SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Supplemental Financial Information Other Accounts Receivable [Table Text Block]
Other accounts receivable and prepaid expenses:

Composition:

	December 31,
	2012	2013

Government departments	$17,331	$14,599
Employees (1)	368	420
Prepaid expenses and advances to suppliers	11,490	13,920
Deferred taxes	7,527	4,876
Restricted deposits	699	289
Other	1,448	505

Total	$38,863	$34,609

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

Schedule Of Supplemental Financial Information Liabilities To Banks [Table Text Block]
Liabilities to Banks:

Composition:

	December 31,		December 31,
	2013		2012	2013
	Interest rate	Linkage
	%	basis

Bank credit	Prime+2%	Unlinked	$12	$-
Short-term bank loans	Prime+0.1%		8,502	11,586
Current maturities of long-term loans from banks (see Note 10)			15,093	24,050

Total			$23,607	$35,636

Schedule Of Supplemental Financial Information Other Accounts Payable [Table Text Block]
Other accounts payable:

Composition:

	December 31,
	2012	2013

Government institutions	$14,391	$13,068
Customer advances	917	2,601
Deferred taxes (Note 16e)	4,143	2,567
Accrued royalties to the OCS (Note 14f)	1,170	-
Accrued expenses and other current liabilities	10,209	4,617

Total	$30,830	$22,853

Schedule Of Supplemental Financial Information Financial Expenses [Table Text Block]
Financial expenses, net:

Composition:

	Year ended December 31,
	2011	2012	2013

Financial income	$1,030	$1,043	$983
Financial costs related to long-term debt	(5,020)	(6,144)	(4,629)
Financial costs related to short-term credit and others	(1,599)	(1,828)	(3,577)
Gain (loss) from marketable securities, net (1) (2)	(911)	257	987

Total	$(6,500)	$(6,672)	$(6,236)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2011, 2012 and 2013 in amounts of $ (197), $ 957 and $ 985, respectively (see Note 4).

(2)	Includes impairment of available-for-sale marketable securities for 2011 and 2012 of $ 714 and $ 700, respectively (see Note 4).

Schedule Of Supplemental Financial Information Other Expenses Income [Table Text Block]
Other expenses (income), net:

Composition:

	Year ended December 31,
	2011	2012	2013

gain (loss) on sale of fixed assets, net	$(92)	$(22)	$14
Other loss (income)	(115)	(152)	-

Total	$(207)	$(174)	$14

Schedule Of Supplemental Financial Information Subsidiary [Table Text Block]
The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Total

Revenues:
2013	$535,585	$117,281	$144,958	$797,824
2012	514,931	104,110	126,380	745,421
2011	491,144	36,515	113,328	640,987

Inter-segment sales:
2013	870	-	280	1,150
2012	690	-	-	690
2011	370	-	-	370

Operating income:
2013	35,169	9,015	17,351	61,535
2012	33,525	7,825	15,645	56,995
2011	30,974	4,487	13,989	49,450

	Matrix	Sapiens	Magic	Total

Identifiable assets:
2013	357,625	-	108,067	465,692
2012	325,203	99,598	104,204	529,005

Goodwill:
2013	165,253	-	62,181	227,434
2012	155,628	119,701	51,531	326,860

Identifiable liabilities:
2013	226,127	-	23,762	249,889
2012	189,080	46,580	23,859	259,519

Depreciation and amortization:
2013	7,381	8,588	8,380	24,349
2012	7,873	10,333	7,444	25,650
2011	5,893	3,430	5,040	14,363

Investments in segment assets:
2013	3,577	2,794	497	6,868
2012	3,157	1,327	510	4,994
2011	8,048	362	497	8,907

Schedule Of Supplemental Financial Information Reconciliation [Table Text Block]
The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments' financial statements and the corresponding data appearing in the Company's consolidated financial statements:

	Year ended December 31,
	2011	2012	2013

Revenues:
Revenues as above	$640,987	$745,421	$797,824
Less inter-segment transactions	(370)	(690)	(1,150)

Revenues as per statements of operations	$640,617	$744,731	$796,674

	December 31,
	2012	2013
Identifiable assets:
Total assets of operating segments	$855,865	$693,126
Assets not identifiable to a particular segment	26,067	184,352
Elimination of inter-segment assets and other	(296)	-

Total assets as per consolidated balance sheets	881,636	877,478

Identifiable liabilities:
Total liabilities of operating segments	259,519	249,889
Liabilities not identifiable to a particular segment	153,751	145,751
Elimination of inter-segment liabilities and other	(296)	-

Total liabilities as per consolidated balance sheets	$412,974	$395,640

Schedule Of Segment Reporting Information By Segment Long Lived Assets [Table Text Block]
Geographical information:

1.	The Company's long-lived assets are located as follows:

	December 31,
	2012	2013

Israel	$19,328	$18,018
United States	619	439
Europe	1,140	682
Japan	290	209
Other	82	60

Total	$21,459	$19,408

Schedule Of Segment Reporting Information By Segment Revenue [Table Text Block]
Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2011	2012	2013

Israel	$486,025	$500,775	$526,972
International:
United States	92,484	137,298	155,002
Europe	38,377	74,126	84,864
Other	23,731	32,532	29,836

Total	$640,617	$744,731	$796,674

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2011	2012	2013

Numerator:
Net income basic earnings per share - income available to shareholders	$42,962	$24,030	$80,985

Amount for diluted earnings per share - income available to shareholders	42,962	24,030	80,985

Weighted average shares outstanding
Denominator for basic net earnings per share	13,514	13,596	13,725
Effect of dilutive securities	155	194	398

Denominator for diluted net earnings per share	13,669	13,790	14,123

Basic net earnings per share	3.17	1.78	5.90

Diluted net earnings per share	$3.11	$1.72	$5.70